Long-Term Trade And Unbilled Receivables And Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 130,901	$ 123,107
Less - allowance for credit loss	244,574	194,630
Accounts Receivable, Allowance for Credit Loss, Noncurrent	(1,421)	(1,663)
Long-term trade and unbilled receivables and contract assets	$ 374,054	$ 316,074